Exhibit 1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
German American Capital Corporation
Deutsche Bank Securities Inc.
(collectively, the “Specified Parties”):

Re: KSL Commercial Mortgage Trust 2026-HT3 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Hersha 3.0_Accounting Tape_CSR.xlsx” provided by the Company on May 12, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 12 related properties (the “Mortgaged Properties”) as of June 15, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by KSL Commercial Mortgage Trust 2026-HT3, Commercial Mortgage Pass-Through Certificates, Series 2026-HT3 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for the Mortgage Loan and related Mortgaged Properties in the Data File and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
May 12, 2026

3

ATTACHMENT B

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property No.	Provided by the Company
Property Name	Provided by the Company
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal; Underwriting File
Year Built	Appraisal
Renovation Year	Appraisal
Units	Underwriting File
Unit Type	Underwriting File
Cut-Off Date Mortgage Loan Amount	Provided by the Company
As-is Appraised Value	Appraisal
As-Stabilized Appraised Value	Appraisal
As-is Appraisal Date	Appraisal
As-Stabilized Appraisal Date	Appraisal
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Provided by the Company
Fully Extended Maturity Date or Anticipated Repayment Date	Provided by the Company
Rate Type	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement
Assumed Mortgage Loan Spread	Provided by the Company
Assumed SOFR	Provided by the Company
Assumed SOFR Cap	Provided by the Company
Rate Cap Provider	Provided by the Company
Rate Cap Strike Price Description	Draft Loan Agreement
Index Floor %	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company

B-1

ATTACHMENT B

Attribute	Source Document(s)
Interest Accrual Basis	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Prepayment Restriction Code	Provided by the Company
Amortization Term (Original)	Provided by the Company
Loan Term (Original)	Provided by the Company
Extension Options Description	Draft Loan Agreement
IO Period	Provided by the Company
Loan Amortization Type	Draft Loan Agreement
Type of Lockbox	Draft Loan Agreement; Draft Cash Management Agreement
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Report Date	Engineering Report
Ownership Interest	Provided by the Company
2023 Occupancy	Underwriting File
2024 Occupancy	Underwriting File
2025 Occupancy	Underwriting File
TTM Mar 2026 Occupancy	Underwriting File
2023 Average Daily Room Rate ($)	Underwriting File
2024 Average Daily Room Rate ($)	Underwriting File
2025 Average Daily Room Rate ($)	Underwriting File
TTM Mar 2026 Average Daily Room Rate ($)	Underwriting File
2023 RevPAR ($)	Underwriting File
2024 RevPAR ($)	Underwriting File
2025 RevPAR ($)	Underwriting File
TTM Mar 2026 RevPAR ($)	Underwriting File
2023 Rooms Revenue ($)	Underwriting File
2024 Rooms Revenue ($)	Underwriting File
2025 Rooms Revenue ($)	Underwriting File
TTM Mar 2026 Rooms Revenue ($)	Underwriting File
2023 Total Revenue ($)	Underwriting File
2024 Total Revenue ($)	Underwriting File
2025 Total Revenue ($)	Underwriting File
TTM Mar 2026 Total Revenue ($)	Underwriting File

B-2

ATTACHMENT B

Attribute	Source Document(s)
2023 Total Expenses ($)	Underwriting File
2024 Total Expenses ($)	Underwriting File
2025 Total Expenses ($)	Underwriting File
TTM Mar 2026 Total Expenses ($)	Underwriting File
2023 NOI ($)	Underwriting File
2024 NOI ($)	Underwriting File
2025 NOI ($)	Underwriting File
TTM Mar 2026 NOI ($)	Underwriting File
2023 NCF ($)	Underwriting File
2024 NCF ($)	Underwriting File
2025 NCF ($)	Underwriting File
TTM Mar 2026 NCF ($)	Underwriting File
Underwritten Occupancy	Underwriting File
Underwritten Average Daily Room Rate ($)	Underwriting File
Underwritten RevPAR ($)	Underwriting File
Underwritten Revenues ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten NOI ($)	Underwriting File
Underwritten NCF ($)	Underwriting File

B-3

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Cut-Off Date Allocated Loan Amount	Cut-Off Date Mortgage Loan Amount for each mortgaged property divided by the Cut-Off Date Mortgage Loan Amount for the Mortgage Loan
Cut-Off Date Allocated Loan Amount per Key	Cut-Off Date Mortgage Loan Amount divided by Units
Mortgage Loan Interest Rate	Sum of Assumed SOFR and Assumed Mortgage Loan Spread
Mortgage Loan Interest Rate at Cap	Sum of Assumed SOFR Cap and Assumed Mortgage Loan Spread
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0
Mortgage Loan Cut-Off Date LTV Ratio	Cut-Off Date Mortgage Loan Amount divided by As-is Appraised Value
Mortgage Loan UW NCF DSCR	Underwritten NCF ($) divided by the product of (i) Cut-Off Date Mortgage Loan Amount, (ii) Mortgage Loan Interest Rate, and (iii) 365/360
Mortgage Loan UW NCF DSCR at Cap	Underwritten NCF ($) divided by the product of (i) Cut-Off Date Mortgage Loan Amount, (ii) Mortgage Loan Interest Rate at Cap, and (iii) 365/360
Mortgage Loan Cut-Off Date UW NOI Debt Yield	Underwritten NOI ($) divided by Cut-Off Date Mortgage Loan Amount
Mortgage Loan Cut-Off Date UW NCF Debt Yield	Underwritten NCF ($) divided by Cut-Off Date Mortgage Loan Amount

B-4